Investment Strategy	Feb. 28, 2025
Invesco Gold & Special Minerals Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
As part of its process for identifying investment opportunities, the portfolio managers primarily rely on evaluations of a company's fundamentals, scoring companies in the gold, metals and minerals, and mining universe using a systematic and proprietary process. Using financial statements and other relevant sources of data, the portfolio managers evaluate the relative attractiveness of stocks based on multiple metrics, including valuation, business and stock price trends, and quality of management. To arrive at buy and sell decisions, portfolio managers consider the growth trends and the valuation of the stocks of particular companies.
In addition to investing in derivative instruments through the Subsidiary, the Fund may also invest directly in derivative instruments, including options. The Fund may use options for liquidity, hedging and investment purposes. Up to 25% of the Fund’s total assets can be subject to call options the Fund sells. However, the Fund will not write or purchase any call option that will cause the value of the Fund’s calls on a particular security to exceed 3% of the Fund’s total assets. The Fund may also use equity-linked notes to obtain exposure to gold or other precious metals/minerals mining companies and options thereon. ELNs are hybrid derivative-type instruments that are specially designed to combine the characteristics of investing in one or more reference securities (such as a single stock, ETF, or an index or basket of securities (underlying securities)) and a related derivative, such as a put or call option (or a combination thereof), in a single note form (typically senior, unsecured debt) issued by financial institutions. The options within the ELNs in which the Fund invests will generally have covered call and/or cash secured put strategies embedded within them. When the Fund purchases an ELN from the issuing counterparty, the Fund is generally entitled to receive a premium generated by options positions within the ELN. Therefore, the ELNs are intended to provide recurring cash flow to and reduce the overall volatility of the Fund based on the premiums received from selling the options. When the Fund sells call options within an ELN, it receives a premium but limits its opportunity to profit from an increase in the market value of the underlying securities to the exercise price of the call option (plus the premium received).